GMO International Equity Allocation Series Fund
GMO INTERNATIONAL EQUITY ALLOCATION SERIES FUND
Investment objective
Total return greater than that of its benchmark, the MSCI ACWI ex USA.
Fees and expenses
The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder fees
Shareholder Fees GMO International Equity Allocation Series Fund	Class R4 Fees paid directly from your investment	Class R4 Fees paid by the Fund		Class R5 Fees paid directly from your investment	Class R5 Fees paid by the Fund		Class R6 Fees paid directly from your investment	Class R6 Fees paid by the Fund
Purchase premium (as a percentage of amount invested)	none	0.20%	[1]	none	0.20%	[1]	none	0.20%	[1]
Redemption fee (as a percentage of amount redeemed)	none	0.20%	[1]	none	0.20%	[1]	none	0.20%	[1]
[1]	These amounts are paid to and retained by GMO International Equity Allocation Fund ("IEAF"), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GMO International Equity Allocation Series Fund		Class R4	Class R5	Class R6
Management fee	[1][2]	none	none	none
Distribution and service (12b-1) fee	[1][3]	0.25%	0.10%	none
Other expenses	[1][4]	0.05%	0.05%	0.05%
Acquired fund fees and expenses	[1][5]	0.74%	0.74%	0.74%
Total annual fund operating expenses	[1]	1.04%	0.89%	0.79%
Expense reimbursement	[1][6]	none	none	none
Total annual fund operating expenses after expense reimbursement	[1]	1.04%	0.89%	0.79%
[1]	The information in this table and in the Example below reflects the expenses of both the Fund and IEAF.
[2]	Neither the Fund nor IEAF charges a management fee, but each indirectly bears the management fees of the underlying funds in which IEAF invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	These indirect expenses include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.67% and 0.07%, respectively.
[6]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both IEAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares
Expense Example GMO International Equity Allocation Series Fund (USD $)	1 Year		3 Years	5 Years	10 Years
Class R4	147	[1]	385	643	1,381
Class R5	131	[1]	339	563	1,208
Class R6	121	[1]	307	509	1,091
[1]	After reimbursement

If you do not sell your shares
Expense Example, No Redemption GMO International Equity Allocation Series Fund (USD $)	1 Year		3 Years	5 Years	10 Years
Class R4	126	[1]	363	619	1,352
Class R5	111	[1]	316	539	1,179
Class R6	101	[1]	285	485	1,061
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 3% of the average value of its portfolio.
Principal investment strategies
The Fund invests substantially all of its assets in GMO International Equity Allocation Fund (“IEAF”), which invests primarily in shares of other funds managed by GMO (“GMO Funds”). The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of IEAF. References to the Fund may refer to actions undertaken by the Fund or IEAF. The Fund’s investment adviser, GMO, is also the investment adviser to IEAF.

The Fund is a fund of funds and invests primarily in shares of GMO Funds that invest in international and emerging market equity securities (collectively, the “GMO International Equity Funds”) and in shares of GMO Funds that invest in global equity securities (collectively, the “GMO Global Equity Funds”). In addition, the Fund may invest in shares of other GMO Funds, including GMO Funds that invest in fixed income securities (collectively, the “GMO Fixed Income Funds”), GMO Alpha Only Fund and GMO Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”). The Fund also may invest in securities and derivatives directly.

Although the Fund’s primary exposure is to non-U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to non-U.S. and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), as well as to commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments. The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (“REITs”) and income trusts.

The Manager uses multi-year forecasts of returns and risk among asset classes (e.g., non-U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors considered and investment methods used by the Manager can change over time.

The Fund also may invest in GMO U.S. Treasury Fund, another GMO Fund, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Because the Fund invests substantially all of its assets in IEAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through IEAF, which include those outlined in the following brief summary of principal risks. Some of the underlying Funds of IEAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies. In addition to the risks to which the Fund is exposed through its investment in IEAF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of IEAF.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in IEAF and the underlying Funds in which it invests, including the risk that IEAF and those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of IEAF and the underlying Funds in which it invests, a reallocation of IEAF’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.
  Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the net asset value of the Fund’s shares to decline and fluctuate in a rapid and unpredictable manner.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.
  Options Risk – The market price of options written by an underlying Fund will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration.
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).
  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or financial intermediary), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. The Fund commenced operations on March 30, 2012. Returns prior to the date the Fund commenced operations are those of IEAF (Class III shares), adjusted to reflect the estimated gross operating expenses (on a percentage basis) that were expected to be borne by shareholders of each class of shares of the Fund as of the commencement of the Fund’s operations. The effect of purchase premiums and redemption fees paid by the Fund to IEAF are not reflected in the bar chart or table below for portions of the periods prior to the date on which the Fund commenced operations. If the effect of these payments were reflected, returns for periods prior to the date on which the Fund commenced operations would be less than those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31

Highest Quarter: 21.84% (2Q2009) Lowest Quarter: – 20.22% (3Q2008) Year-to-Date (as of 6/30/13): – 0.61%
Average Annual Total Returns Periods Ending December 31, 2012
Average Annual Total Returns GMO International Equity Allocation Series Fund	1 Year	5 Years	10 Years	Inception	Inception Date
Class R4	16.33%	(2.86%)	10.67%	7.44%	Oct. 11, 1996	[1]
Class R4 Return After Taxes on Distributions	15.97%	(3.92%)	9.19%	5.86%	Oct. 11, 1996	[1]
Class R4 Return After Taxes on Distributions and Sale of Fund Shares	11.47%	(2.55%)	9.20%	5.94%	Oct. 11, 1996	[1]
Class R5	16.51%	(2.71%)	10.84%	7.60%	Oct. 11, 1996	[1]
Class R6	16.63%	(2.61%)	10.95%	7.71%	Oct. 11, 1996	[1]
MSCI ACWI ex USA (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	16.83%	(2.89%)	9.74%	5.23%	Oct. 11, 1996	[1]
[1]	Inception date for IEAF (Class III shares)